Financial Liabilities at Fair Value through Profit or Loss (Details)								12 Months Ended
	Dec. 08, 2025 USD ($) $ / shares shares	Dec. 13, 2024 USD ($) $ / shares	Dec. 05, 2024 USD ($) shares	Dec. 04, 2024 USD ($)	Aug. 23, 2024	Jun. 06, 2023 $ / shares	May 22, 2023 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Jun. 04, 2026	Dec. 31, 2025 TWD ($) shares	Dec. 04, 2025	Dec. 31, 2022 USD ($)
Disclosure of financial liabilities [line items]
Contingent consideration in cash														$ 150,000
Ordinary shares issuance (in Shares) | shares							198,000			744
Value of equity consideration								$ 29,912,241
Number of equity consideration shares (in Shares) | shares								27,934
Amount of capital surplus								$ 3,184,536
Number of capital surplus shares (in Shares) | shares								19,152
Amount of earn-out shares								$ 1,440,519
Number of earn-out shares (in Shares) | shares								8,782
Fair value of valuation gain								$ 8,000
Ordinary shares conversion ratio							1:1
Preferred shares conversion ratio							$ 26,911,070			$ 26,907,495
Accumulated interest total								$ 509,041
Convertible shares (in Shares) | shares			15,880
Percentage of promissory notes		6.00%		8.00%
Principal amount	$ 1,500,000	$ 4,250,000		$ 2,562,102
Percentage of principal balance											50.00%		50.00%
Percentage of discount rate								10.00%
Percentage of promissory note outstanding								50.00%
Current liability								$ 35,044,728	$ 32,994,887
Conversion price of per share (in Dollars per share) | $ / shares	$ 2.2949	$ 266.2
Percentage of weighted average trading price		92.00%
Shares conversion (in Shares) | shares								500,111				500,111
Percentage of convertible note	6.00%
Conversion ratio						1		1				1
Warrant price of per share (in Dollars per share) | $ / shares						$ 230
Expiration after date						5 years
Price of per warrant (in Dollars per share) | $ / shares						$ 0.2
Issuance of warrants (in Shares) | shares								145,844,000
Ordinary shares [member]
Disclosure of financial liabilities [line items]
Ordinary shares issuance (in Shares) | shares								27,934				27,934
Fair value of valuation gain								$ 1,251,127
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.002
Bottom of Range [member]
Disclosure of financial liabilities [line items]
Price of per share (in Dollars per share) | $ / shares						200
Top of Range [member]
Disclosure of financial liabilities [line items]
Price of per share (in Dollars per share) | $ / shares						360
Acquisition of POLYDICE [Member]
Disclosure of financial liabilities [line items]
Contingent consideration in cash								$ (1,535,473,000)	60,664	$ 400,000
acquisition of SC [Member]
Disclosure of financial liabilities [line items]
Contingent consideration in cash														$ 150,000
Ordinary shares issuance (in Shares) | shares										1,117
Green Quest [Member]
Disclosure of financial liabilities [line items]
Percentage of ownership					100.00%
Value of equity consideration								$ 4,625,055				$ 95,000,000
Number of equity consideration shares (in Shares) | shares								27,934
2024 Convertible Promissory Notes [Member]
Disclosure of financial liabilities [line items]
Fair value of valuation gain			$ 297,109
Sponsor Promissory Notes [Member]
Disclosure of financial liabilities [line items]
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001
Current liability								$ 170,000	267,898
Promissory Note [Member]
Disclosure of financial liabilities [line items]
Fair value of valuation gain								734,555	21,000
2025 Convertible Promissory Notes [Member]
Disclosure of financial liabilities [line items]
Fair value of valuation gain								100,000
Warrants [Member]
Disclosure of financial liabilities [line items]
Ordinary shares issuance (in Shares) | shares	145,844
Percentage of discount rate	10.00%
Exercisable term	5 years
Price of per warrant (in Dollars per share) | $ / shares						0.2
Price of per share (in Dollars per share) | $ / shares						$ 360
Three I Promissory Note [Member]
Disclosure of financial liabilities [line items]
Fair value of valuation gain								$ 300,000
Shares conversion (in Shares) | shares								500,111				500,111
Public and Private Warrants [Member]
Disclosure of financial liabilities [line items]
Fair value of valuation gain								$ 668,253	214,769
Issuance of warrants (in Shares) | shares								841,630
Ordinary shares [member]
Disclosure of financial liabilities [line items]
Fair value of valuation gain									$ 66,229
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001
Conversion ratio								1				1